Alcon subsidiaries and associated companies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Separate Financial Statements [Abstract]
Disclosure of details of subsidiaries
The following table lists the subsidiaries of Alcon Inc. with Total assets or Net sales in excess of $5 million included in the Consolidated Financial Statements at and for the year ended December 31, 2024, respectively. The equity interest percentage shown in the table represents Alcon's share in voting rights in those entities. Unless otherwise stated, each entity has share capital consisting of equity held directly by the Company or another of its consolidated subsidiaries.

Country of organization/Entity name	Place of business	Equity interest
Argentina
Alcon Laboratorios Argentina S.A.	Buenos Aires	100%
Australia
Alcon Laboratories (Australia) Pty Ltd	Macquarie Park	100%
Austria
Alcon Ophthalmika GmbH	Wien	100%
Belgium
Alcon Laboratories Belgium BVBA	Puurs	100%
Alcon NV	Mechelen	100%
Brazil
Alcon Brasil Cuidados com a Saúde Ltda.	São Paulo	100%
Canada
Alcon Canada Inc.	Mississauga, Ontario	100%
Cayman Islands
Aerie Pharmaceuticals Limited	Grand Cayman	100%
Chile
Alcon Laboratorios Chile Ltd.	Santiago de Chile	100%
China
Alcon (China) Ophthalmic Product Co., Ltd.	Beijing	100%
Alcon Hong Kong Limited	Hong Kong	100%
Colombia
Laboratorios Alcon de Colombia S.A.	Santafé de Bogotá	100%
Czech Republic
Alcon Pharmaceuticals (Czech Republic) s.r.o.	Prague	100%
Denmark
Alcon Nordic A/S	Copenhagen	100%
Ecuador
AlconLab Ecuador S.A.	Quito	100%
France
Laboratoires Alcon S.A.S.	Rueil-Malmaison	100%
Germany
Alcon Deutschland GmbH	Freiburg im Breisgau	100%
CIBA Vision GmbH	Grosswallstadt	100%
WaveLight GmbH	Erlangen	100%
Greece
Alcon Laboratories Hellas- Single Member Commercial and Industrial S.A.C.I.	Maroussi, Athens	100%
Hungary
Alcon Hungary Pharmaceuticals Trading Limited Liability Company	Budapest	100%
India
Alcon Laboratories (India) Private Limited	Bangalore	100%
Indonesia
PT. CIBA Vision Batam	Batam	100%
Ireland
Alcon Laboratories Ireland Limited	Cork City	100%
Aerie Pharmaceuticals Ireland Limited	Athlone	100%
Israel
BELKIN Vision Ltd.	Yavne	100%
Italy
Alcon Italia S.p.A.	Milano	100%

Country of organization/Entity name	Place of business	Equity interest
Japan
Alcon Japan Ltd.	Tokyo	100%
Malaysia
Alcon Laboratories (Malaysia) Sdn. Bhd.	Petaling Jaya	100%
CIBA Vision Johor Sdn. Bhd.	Johor	100%
Mexico
Alcon Laboratorios, S.A. de C.V.	Ciudad de Mexico	100%
Netherlands
Alcon Finance B.V.	Amsterdam	100%
Alcon Nederland B.V.	Utrecht	100%
New Zealand
Alcon Laboratories (New Zealand) Ltd.	Remuera	100%
Panama
Alcon Centroamerica S.A.	Panama City	100%
Peru
Alcon Pharmaceutical del Peru S.A.	Lima	100%
Philippines
Alcon Laboratories (Philippines), Inc.	Pasig City	100%
Poland
Alcon Polska Sp. z o.o.	Warszawa	100%
Portugal
Alcon Portugal-Produtos e Equipamentos Oftalmológicos Lda.	Oeiras	100%
Puerto Rico
Alcon (Puerto Rico), Inc.	Cataño, PR	100%
Romania
Alcon Romania S.R.L.	Bucharest	100%
Russian Federation
Alcon Farmacevtika LLC	Moscow	100%
Singapore
Alcon Pte Ltd	Singapore	100%
Alcon Singapore Manufacturing Pte Ltd	Singapore	100%
CIBA Vision Asian Manufacturing and Logistics Pte Ltd.	Singapore	100%
South Africa
Alcon Laboratories (South Africa) (Pty) Ltd.	Midrand	100%
South Korea
Alcon Korea Ltd.	Seoul	100%
Spain
Alcon Healthcare S.A.	Barcelona	100%
Switzerland
Alcon Grieshaber AG	Schaffhausen	100%
Alcon Management SA	Vernier	100%
Alcon Pharmaceuticals Ltd.	Fribourg	100%
Alcon Services AG	Fribourg	100%
Alcon Switzerland SA	Zug	100%
Thailand
Alcon Laboratories (Thailand) Limited	Bangkok	100%
Turkey
Alcon Laboratuvarlari Ticaret A.S.	Istanbul	100%
Ukraine
Alcon Ukraine LLC	Kiev	100%
United Kingdom
Alcon Eye Care UK Limited	Frimley/Camberley	100%
United States of America
Aerie Distribution, Inc.	Fort Worth, TX	100%

Country of organization/Entity name	Place of business	Equity interest
Aerie Pharmaceuticals, Inc.	Fort Worth, TX	100%
Alcon Finance Corporation	Fort Worth, TX	100%
Alcon Laboratories, Inc.	Fort Worth, TX	100%
Alcon RefractiveHorizons, LLC	Fort Worth, TX	100%
Alcon Research, LLC	Fort Worth, TX	100%
Alcon Vision, LLC	Fort Worth, TX	100%
CIBA Vision, LLC	Fort Worth, TX	100%
WaveLight, Inc.	Fort Worth, TX	100%
Ivantis, Inc.	Fort Worth, TX	100%
MDBackline, Inc.	Fort Worth, TX	100%
PowerVision, Inc.	Fort Worth, TX	100%
Tear Film Innovations, Inc.	Fort Worth, TX	100%
TrueVision Systems, Inc.	Fort Worth, TX	100%
Uruguay
Alcon Laboratorios Uruguay S.A.	Montevideo	100%